Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2014
Certain risks and concentration [Abstract]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements
	December 31,
	2013	2014
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	575,262	305,405
Short-term deposits	594,000	1,002,020
Restricted short-term deposits	-	100,000
Accounts receivable, net	48,329	243,529
Inventory	-	1,445
Amount due from related parties	73	43,816
Prepayments and other current assets	29,753	113,939
Deferred tax assets	51,631	85,004
Total current assets	1,299,048	1,895,158

Non-current assets
Deferred tax assets	383	1,392
Investments	33,920	63,220
Property and equipment, net	100,059	227,372
Intangible assets, net	9,717	133,888
Goodwill	-	298,802
Other non-current assets	-	31,520
Total non-current assets	144,079	756,194

Total assets	1,443,127	2,651,352

	December 31,
	2013	2014
	RMB	RMB

Liabilities
Current liabilities
Accounts payable	55,818	101,160
Deferred revenue	292,380	354,987
Advances from customers	10,656	25,897
Income taxes payable	47,974	65,162
Accrued liabilities and other current liabilities	197,851	357,464
Amounts due to related parties	2,640	30,892

Total current liabilities	607,319	935,562

Non-current liabilities
Long-term payable	-	183,000
Deferred revenue	8,457	24,383
Deferred tax liabilities	-	26,709

Total non-current liabilities	8,457	234,092

Total liabilities	615,776	1,169,654

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net revenues	702,929	1,669,852	3,543,994
Net income	80,071	486,095	1,136,570

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net cash provided by operating activities	322,378	845,198	1,313,521
Net cash used in investing activities	(152,197)	(592,390)	(994,574)
	170,181	252,808	318,947

Summary of the percentage of accounts receivable from collection agencies, sub-licensed platforms and advertising customers with over 10% of total accounts receivable
	December 31,
	2013	2014
	RMB	RMB
Collection agencies and advertising customers
B1	*	57%
B2	11%	*
B3	25%	*
B4	12%	*

*	Less than 10%